Supplementary Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note N. Supplementary Cash Flow Information [Abstract]
Interest Paid	$ 26	$ 26	$ 87	$ 65	$ 52
Income Taxes Paid, Net	55	92	249	109	40
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets			30	1,116	0
Payments to Acquire Businesses, Gross			25	254	0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities			5	862	0
Parent Company
Note N. Supplementary Cash Flow Information [Abstract]
Interest Paid			61	65	57
Income Taxes Paid, Net			$ 242	$ 109	$ 40